JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

JOHCM International Small Cap Equity Fund

Each a series of Advisers Investment Trust

Supplement dated July 1, 2014

to the Statement of Additional Information dated January 28, 2014

Effective June 10, 2014, the Board of Trustees of the Trust appointed a new Assistant Secretary to the Trust, replacing the former Assistant Secretary.

Effective July 1, 2014, the Board of Trustees of the Trust appointed a Risk Officer to the Fund.

With these officer appointments, the following changes are being made to the Statement of Additional Information:

On page 16, the table listing each Trustee who is an “interested person” of the Trust and each officer of the Trust is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years

Dina A. Tantra Year of Birth: 1969	Trustee and President	Indefinite/ September 2012 to present	Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc., 2008 to present; Secretary and General Counsel, BHIL Distributors, Inc., 2008 to present	9	None

Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/ May 2013 to present	Executive Vice President The Northern Trust Company, 2008 to present	9	None

Scott Craven Jones Year of Birth: 1962	Risk Officer	Indefinite/ July 2014 to present	Director, Carne Global Financial Services, Inc., 2013 to present; Adviser, Wanzenburg Partners LLC, 2012-2013; Chief Operating Officer and Chief Financial Officer, Aurora Investment Management, 2010 - 2012	N/A	N/A

Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services, Inc., 2008 to present; Chief Compliance Officer, Asset Management Fund, November 2009 to present; Chief Compliance Officer of Tributary Funds, Inc., December 2009 to present; Chief Compliance Officer, Penn Series, Inc., February 2012 to present.	N/A	N/A

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services, Inc., 2009 to present; Senior Vice President, Citi Fund Services Ohio, Inc., 2002 to 2009	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services, Inc. 2008 to present	N/A	N/A

Dana Gentile Year of Birth: 1962	Secretary	Indefinite/ December 2013 to present	Director, Beacon Hill Fund Services, Inc., 2013 to present; Senior Vice President Citi Fund Services Ohio, Inc. 1987 to 2013	N/A	N/A

Lori K. Cramer Year of Birth: 1967	Assistant Secretary	Indefinite/ July 2014 to present	Director, Beacon Hill Fund Services, 2014 to present; Paralegal, Nationwide Financial Services, Inc., 2002 to 2014	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	Vice President	Indefinite/ December 2012 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present	N/A	N/A

[1]	The mailing address of each officer is 4041 North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust consists of the various series of the Trust.

On page 19, in the first paragraph under the section titled “Board Oversight of Risk” is deleted in its entirety and replaced with the following:

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. The Funds have adopted a formal risk management program and the Board has designated a Risk Officer to provide on-going monitoring and supervision of the Funds’ risk management activities with regular reporting to the Board regarding the Funds’ risk management program. The Risk Officer serves as the chair of the Funds’ Risk Committee and the Risk Committee has responsibility for the Funds’ risk management program, specifically with respect to the effectiveness of governance and risk compliance. The Risk Committee, which ,in addition to the Risk Officer, is comprised of representatives of the Adviser along with the President, Treasurer and Chief Compliance Officer of the Trust, will review risk reports from various sources, including the Trust, Adviser, Administrator and other sources. The Risk Committee will address any risk related issues and will escalate such issues through the Risk Officer to the Board, if deemed necessary. The Risk Officer, Risk Committee, Audit Committee and the Board oversee efforts by management and service providers to manage the risk to which the Fund may be exposed. For example, in addition to meeting with the Risk Officer, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board also meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the

Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

On Page 26, the table listing the dollar range of shares beneficially owned by the Funds’ portfolio managers, principal officers of the Trust and all other employees of the Adviser as of December 31, 2013 is deleted in its entirety and replaced with the following:

Individual	Title		Dollar Range of Shares in the Funds
		None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Christopher J.D. Lees	Senior Fund Manager	X
Nudgem Richyal	Fund Manager	X
James Syme	Senior Fund Manager	X
Paul Wimborne	Fund Manager	X
Robert Cresci	Senior Fund Manager					X
Dina Tantra	President	X
Scott Craven Jones	Risk Officer	X
Rodney Ruehle	Chief Compliance Officer	X
Troy Sheets	Treasurer	X
Trent Statczar	Assistant Treasurer	X
Dana Gentile	Secretary	X
Lori Cramer	Assistant Secretary	X
Barbara Nelligan	Vice President	X
All other Adviser employees (collectively)	N/A	X
Adviser’s Proprietary Investments	N/A	X

This Supplement and the prospectus and Statement of Additional Information dated January 28,

2014 provide the information a prospective investor ought to know before investing and should be retained for future reference.

JOHCM Asia ex-Japan Equity Fund

A series of Advisers Investment Trust

Supplement dated July 1, 2014

To the Statement of Additional Information dated January 28, 2014

Effective June 10, 2014, the Board of Trustees of the Trust appointed a new Assistant Secretary to the Trust, replacing the former Assistant Secretary.

Effective July 1, 2014, the Board of Trustees of the Trust appointed a Risk Officer to the Fund.

With these officer appointments, the following changes are being made to the Statement of Additional Information:

On page 16, the table listing each Trustee who is an “interested person” of the Trust and each officer of the Trust is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years

Dina A. Tantra Year of Birth: 1969	Trustee and President	Indefinite/ September 2012 to present	Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc., 2008 to present; Secretary and General Counsel, BHIL Distributors, Inc., 2008 to present	9	None

Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/ May 2013 to present	Executive Vice President The Northern Trust Company, 2008 to present	9	None

Scott Craven Jones Year of Birth: 1962	Risk Officer	Indefinite/ July 2014 to present	Director, Carne Global Financial Services, Inc., 2013 to present; Adviser, Wanzenburg Partners LLC, 2012-2013; Chief Operating Officer and Chief Financial Officer, Aurora Investment Management, 2010 - 2012	N/A	N/A

Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services, Inc., 2008 to present; Chief Compliance Officer, Asset Management Fund, November 2009 to present; Chief Compliance Officer of Tributary Funds, Inc., December 2009 to present; Chief Compliance Officer, Penn Series, Inc., February 2012 to present.	N/A	N/A

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services, Inc., 2009 to present; Senior Vice President, Citi Fund Services Ohio, Inc., from 2002 to 2009	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services Inc., 2008 to present	N/A	N/A

Dana Gentile Year of Birth: 1962	Secretary	Indefinite/ December 2013 to present	Director, Beacon Hill Fund Services, Inc., 2013 to present; Senior Vice President Citi Fund Services Ohio, Inc. 1987 to 2013	N/A	N/A

Lori K. Cramer Year of Birth: 1967	Assistant Secretary	Indefinite/ July 2014 to present	Director, Beacon Hill Fund Services, 2014 to present; Paralegal, Nationwide Financial Services, Inc., 2002 to 2014	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	Vice President	Indefinite/ December 2012 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present	N/A	N/A

[1]	The mailing address of each officer is 4041 North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust consists of the various series of the Trust.

On page 19, in the first paragraph under the section titled “Board Oversight of Risk” is deleted in its entirety and replaced with the following:

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. The Funds have adopted a formal risk management program and the Board has designated a Risk Officer to provide on-going monitoring and supervision of the Funds’ risk management activities with regular reporting to the Board regarding the Funds’ risk management program. The Risk Officer serves as the chair of the Funds’ Risk Committee and the Risk Committee has responsibility for the Funds’ risk management program, specifically with respect to the effectiveness of governance and risk compliance. The Risk Committee, which, in addition to the Risk Officer, is comprised of representatives of the Adviser along with the President, Treasurer and Chief Compliance Officer of the Trust, will review risk reports from various sources, including the Trust, Adviser, Administrator and other sources. The Risk Committee will address any risk related issues and will escalate such issues through the Risk Officer to the Board, if deemed necessary. The Risk Officer, Risk Committee, Audit Committee and the Board oversee efforts by management and service providers to manage the risk to which the Fund may be exposed. For example, in addition to meeting with the Risk Officer, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board also meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

On Page 23, the table listing the dollar range of shares beneficially owned by the Funds’ portfolio managers, principal officers of the Trust and all other employees of the Adviser as of December 31, 2013 is deleted in its entirety and replaced with the following:

Individual	Title		Dollar Range of Shares in the Funds
		None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Christopher J.D. Lees	Senior Fund Manager	X
Nudgem Richyal	Fund Manager	X
James Syme	Senior Fund Manager	X
Paul Wimborne	Fund Manager	X
Robert Cresci	Senior Fund Manager					X
Dina Tantra	President	X
Scott Craven Jones	Risk Officer	X
Rodney Ruehle	Chief Compliance Officer	X
Troy Sheets	Treasurer	X
Trent Statczar	Assistant Treasurer	X
Dana Gentile	Secretary	X
Lori Cramer	Assistant Secretary	X
Barbara Nelligan	Vice President	X
All other Adviser employees (collectively)	N/A	X
Adviser’s Proprietary Investments	N/A	X

This Supplement and the prospectus and Statement of Additional Information dated January 28,

2014 provide the information a prospective investor ought to know before investing and should be retained for future reference.